CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Sep. 30, 2011	Dec. 31, 2010
STOCKHOLDERS' EQUITY :
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, authorized (in shares)	500,000,000	500,000,000
Common stock, issued (in shares)	121,092,500	22,135,805
Common stock, outstanding (in shares)	121,092,500	22,135,805
Series C Preferred Stock [Member]
STOCKHOLDERS' EQUITY :
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, authorized (in shares)	3,284,396	3,284,396
Preferred stock, issued (in shares)	3,284,396	0
Preferred stock, outstanding (in shares)	3,284,396	0
Series B Preferred Stock [Member]
STOCKHOLDERS' EQUITY :
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, authorized (in shares)	8,000,000	8,000,000
Preferred stock, issued (in shares)	8,000,000	0
Preferred stock, outstanding (in shares)	8,000,000	0
Series A Preferred Stock [Member]
STOCKHOLDERS' EQUITY :
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, authorized (in shares)	50,000,000	50,000,000
Preferred stock, issued (in shares)	750,000	0
Preferred stock, outstanding (in shares)	750,000	0